Accumulated Other Comprehensive Loss	6 Months Ended
Jun. 30, 2019
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Loss	ACCUMULATED OTHER COMPREHENSIVE LOSS

The components of accumulated other comprehensive loss consisted of the following:

(in thousands of $)	Pension and post-retirement benefit plan adjustments	Share of affiliates' comprehensive income	Total accumulated comprehensive loss
Balance at December 31, 2017	(12,799)	5,030	(7,769)
Other comprehensive loss	—	(24,137)	(24,137)
Balance at June 30, 2018	(12,799)	(19,107)	(31,906)

Balance at December 31, 2018	(9,218)	(19,294)	(28,512)
Other comprehensive income	—	651	651
Balance at June 30, 2019	(9,218)	(18,643)	(27,861)